Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information - Proforma (Table)

Six-month period ended
June 30, 2024

Pro forma voyage revenues	$715,663
Pro forma operating income	208,089
Pro forma net income	164,118
Pro forma income per share, basic	1.47
Pro forma income per share, diluted	$1.44